Working capital - Disclosure of changes in working capital (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Working Capital [Abstract]
(Increase)/decrease in inventories	€ 632	€ (4,388)	€ (5,606)
(Increase)/decrease in trade receivables	786	(2,249)	(1,986)
Increase/(decrease) in trade payables	(4,007)	1,058	4,165
Other changes	(3,398)	107	(1,054)
Total change in working capital	€ (5,987)	€ (5,472)	€ (4,481)